CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025		Dec. 31, 2024		Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit for the period	£ 2,544		£ 2,033		£ 2,444
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(168)		(417)		(351)
Current tax	25		21		29
Deferred tax	18		90		64
Remeasurements after tax	(125)		(306)		(258)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	42		21		72
Deferred tax	0		0		0
Fair value, net of tax	42		21		72
Gains and losses attributable to own credit risk:
Gains (losses) before tax	62		8		(86)
Deferred tax	(17)		(2)		24
Gains and (losses) net of tax	45		6		(62)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(1)		(158)		105
Income statement transfers in respect of disposals	0		(3)		(4)
Income statement transfers in respect of impairment	0		(1)		(2)
Current tax	0		1		0
Deferred tax	5		43		(27)
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	4		(118)		72
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	492		(976)		(1,601)
Net income statement transfers	901		1,359		1,238
Deferred tax	(390)		(110)		101
Cash flow hedging reserve	1,003		273		(262)
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	9		(34)		(39)
Transfers to income statement (tax: £nil)	0		0		0
Foreign currency translation reserve	9		(34)		(39)
Total other comprehensive income (loss) for the period, net of tax	978		(158)		(477)
Total comprehensive income for the period	3,522	[1]	1,875	[2]	1,967	[3]
Total comprehensive income attributable to ordinary shareholders	3,252		1,620		1,668
Total comprehensive income attributable to other equity holders	245		229		269
Total comprehensive income attributable to equity holders	3,497		1,849		1,937
Total comprehensive income attributable to non-controlling interests	£ 25		£ 26		£ 30

[1]	[1]Total comprehensive income attributable to owners of the parent was £3,497 million.
[2]	Total comprehensive income attributable to owners of the parent was £1,849 million.
[3]	Total comprehensive income attributable to owners of the parent was £1,937 million.